Reserves - Summary of Reserves (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reserves within equity [Line Items]
Beginning balance	¥ 1,366,621	¥ 1,444,305	¥ 1,408,891
Safety fund reserve	(1,750)	(1,505)	(1,318)
Currency translation differences	(4,729)	(10,802)	8,357
Transaction with non-controlling interests	1,059	825	6,767
Share of the other comprehensive income of associates and joint ventures accounted for using the equity method	(4)	(441)	417
Ending balance	1,408,869	1,366,621	1,444,305
Capital reserve [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	133,308	133,308
Ending balance	133,308	133,308	133,308
Statutory common reserve fund [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	203,557	197,282
Transfer from retained earnings	8,413	6,275
Ending balance	211,970	203,557	197,282
Special reserve-safety fund reserve [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	10,810	12,443
Safety fund reserve	(1,579)	(1,633)
Ending balance	9,231	10,810	12,443
Currency translation differences [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	(32,848)	(28,939)
Currency translation differences	(2,684)	(3,909)
Ending balance	(35,532)	(32,848)	(28,939)
Other reserves [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	(10,645)	(10,083)
Transaction with non-controlling interests	(15)
Fair value changes in equity investments measured at fair value through other comprehensive income	79	(22)
Share of the other comprehensive income of associates and joint ventures accounted for using the equity method	(4)	(441)
Other	168	(99)
Ending balance	(10,417)	(10,645)	(10,083)
Reserves [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	304,182	304,011	299,599
Transfer from retained earnings	8,413	6,275	3,037
Safety fund reserve	(1,579)	(1,633)	(1,388)
Transaction with non-controlling interests		2	120
Ending balance	¥ 308,560	¥ 304,182	¥ 304,011